Prepayments and other receivables, net (Tables)	12 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayments and Other Receivables

Prepayments and other receivables, net consisted of the following:

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
Prepayments to professional parties for IPO	410,808	605,503	765,356
Prepayments to suppliers	339,531	514,140	649,873
Other receivables	87,635	235,128	297,201
Total	837,974	1,354,771	1,712,430